Fair Value Measurements (Details) - EBP 016 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 31,003,988	$ 34,846,093
Brown-Forman Corporation Class B common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,062,728
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	11,691,415	18,998,045
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,628,687	15,329,080
Total | Brown-Forman Corporation Class B common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,062,728	3,668,965
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	11,691,415	18,998,045
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,628,687	15,329,080
Quoted Prices in Active Markets for Identical Assets (Level 1) | Brown-Forman Corporation Class B common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,062,728	3,668,965
Quoted Prices in Active Markets for Identical Assets (Level 1) | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Brown-Forman Corporation Class B common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Brown-Forman Corporation Class B common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0
Investments measured at net asset value | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	16,868,171	14,380,680
Investments measured at net asset value | Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 2,444,402	$ 1,467,368